Quarterly Holdings Report
for
Fidelity® Stock Selector Large Cap Value Fund
April 30, 2022
LCV-NPRT1-0622
1.800356.118
Common Stocks - 97.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 1.6%
Liberty Global PLC Class C (a)	10,431	247,215
Verizon Communications, Inc.	169,010	7,825,163
		8,072,378
Entertainment - 1.5%
Activision Blizzard, Inc.	35,638	2,694,233
Cinemark Holdings, Inc. (a)(b)	57,063	905,019
The Walt Disney Co. (a)	33,314	3,718,842
Warner Bros Discovery, Inc. (a)	11,213	203,516
		7,521,610
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	3,591	8,195,344
Media - 1.8%
Charter Communications, Inc. Class A (a)	6,763	2,897,878
Comcast Corp. Class A	80,291	3,192,370
Omnicom Group, Inc.	44,450	3,383,979
		9,474,227
TOTAL COMMUNICATION SERVICES		33,263,559
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 0.5%
General Motors Co. (a)	76,725	2,908,645
Hotels, Restaurants & Leisure - 1.5%
Hilton Worldwide Holdings, Inc.	21,475	3,334,853
McDonald's Corp.	17,196	4,284,555
		7,619,408
Household Durables - 0.6%
Tempur Sealy International, Inc.	78,925	2,139,657
Whirlpool Corp.	4,760	864,035
		3,003,692
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	18,827	3,058,446
Specialty Retail - 1.4%
Dick's Sporting Goods, Inc. (b)	14,835	1,430,391
Lowe's Companies, Inc.	18,385	3,635,266
Warby Parker, Inc. (a)	2,600	60,554
Williams-Sonoma, Inc. (b)	15,250	1,989,820
		7,116,031
TOTAL CONSUMER DISCRETIONARY		23,706,222
CONSUMER STAPLES - 7.9%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)	1,830	686,250
Constellation Brands, Inc. Class A (sub. vtg.)	8,300	2,042,547
Diageo PLC	7,600	379,155
Keurig Dr. Pepper, Inc.	32,875	1,229,525
Monster Beverage Corp. (a)	6,481	555,292
PepsiCo, Inc.	4,982	855,459
The Coca-Cola Co.	59,266	3,829,176
		9,577,404
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc.	5,300	165,784
Costco Wholesale Corp.	555	295,105
Walmart, Inc.	36,887	5,643,342
		6,104,231
Food Products - 1.2%
Archer Daniels Midland Co.	6,100	546,316
Bunge Ltd.	2,000	226,240
Darling Ingredients, Inc. (a)	9,158	672,106
General Mills, Inc.	4,300	304,139
Lamb Weston Holdings, Inc.	3,000	198,300
McCormick & Co., Inc. (non-vtg.)	2,400	241,368
Mondelez International, Inc.	56,949	3,672,072
Post Holdings, Inc. (a)	1,200	89,268
Tyson Foods, Inc. Class A	2,800	260,848
		6,210,657
Household Products - 2.4%
Colgate-Palmolive Co.	2,600	200,330
Kimberly-Clark Corp.	3,624	503,120
Procter & Gamble Co.	72,998	11,719,829
Spectrum Brands Holdings, Inc.	700	59,549
		12,482,828
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	10,700	284,406
Tobacco - 1.1%
Altria Group, Inc.	21,336	1,185,642
Philip Morris International, Inc.	43,200	4,320,000
		5,505,642
TOTAL CONSUMER STAPLES		40,165,168
ENERGY - 7.6%
Energy Equipment & Services - 0.4%
Halliburton Co.	59,400	2,115,828
Oil, Gas & Consumable Fuels - 7.2%
Canadian Natural Resources Ltd.	92,800	5,743,610
Cenovus Energy, Inc. (Canada)	402,400	7,439,380
Cheniere Energy, Inc.	40,500	5,500,305
Exxon Mobil Corp.	152,900	13,034,725
Hess Corp.	49,600	5,112,272
		36,830,292
TOTAL ENERGY		38,946,120
FINANCIALS - 18.8%
Banks - 8.5%
Bank of America Corp.	310,472	11,077,641
BankUnited, Inc.	5,200	195,208
Citizens Financial Group, Inc.	19,635	773,619
Comerica, Inc.	13,620	1,115,478
JPMorgan Chase & Co.	50,539	6,032,335
PNC Financial Services Group, Inc.	18,737	3,112,216
Societe Generale Series A	48,409	1,163,464
U.S. Bancorp	87,500	4,249,000
Wells Fargo & Co.	361,248	15,761,251
		43,480,212
Capital Markets - 3.8%
Bank of New York Mellon Corp.	155,323	6,532,885
BlackRock, Inc. Class A	5,423	3,387,640
Cboe Global Markets, Inc.	11,727	1,324,916
Intercontinental Exchange, Inc.	70,300	8,141,443
		19,386,884
Consumer Finance - 0.6%
Capital One Financial Corp.	25,287	3,151,266
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	23,428	7,563,261
Insurance - 4.4%
American International Group, Inc.	51,882	3,035,616
Chubb Ltd.	5,500	1,135,475
Hartford Financial Services Group, Inc.	67,085	4,691,254
The Travelers Companies, Inc.	71,755	12,274,410
Willis Towers Watson PLC	4,500	966,870
		22,103,625
TOTAL FINANCIALS		95,685,248
HEALTH CARE - 17.5%
Biotechnology - 0.1%
Biogen, Inc. (a)	2,900	601,576
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	29,200	3,314,200
Baxter International, Inc.	11,300	802,978
Boston Scientific Corp. (a)	60,300	2,539,233
Stryker Corp.	8,400	2,026,584
Teleflex, Inc.	9,700	2,770,514
		11,453,509
Health Care Providers & Services - 6.2%
Centene Corp. (a)	21,500	1,731,825
Cigna Corp.	8,900	2,196,342
CVS Health Corp.	28,534	2,742,973
HCA Holdings, Inc.	4,200	901,110
Humana, Inc.	9,500	4,223,320
McKesson Corp.	8,900	2,755,529
Molina Healthcare, Inc. (a)	4,600	1,441,870
UnitedHealth Group, Inc.	30,400	15,459,920
		31,452,889
Life Sciences Tools & Services - 4.4%
Bio-Rad Laboratories, Inc. Class A (a)	6,700	3,430,802
Danaher Corp.	19,300	4,846,809
IQVIA Holdings, Inc. (a)	16,100	3,509,639
Syneos Health, Inc. (a)	7,700	562,793
Thermo Fisher Scientific, Inc.	18,400	10,173,728
		22,523,771
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	56,600	4,260,282
Eli Lilly & Co.	900	262,917
Johnson & Johnson	62,085	11,203,859
Merck & Co., Inc.	63,100	5,596,339
Pfizer, Inc.	41,300	2,026,591
		23,349,988
TOTAL HEALTH CARE		89,381,733
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.9%
General Dynamics Corp.	12,068	2,854,444
Lockheed Martin Corp.	1,800	777,816
Northrop Grumman Corp.	8,590	3,774,446
Raytheon Technologies Corp.	60,505	5,742,530
The Boeing Co. (a)	44,914	6,685,000
		19,834,236
Air Freight & Logistics - 1.0%
FedEx Corp.	26,322	5,231,234
Construction & Engineering - 0.6%
AECOM	44,688	3,153,185
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC	96,580	4,385,698
Industrial Conglomerates - 1.3%
3M Co.	13,200	1,903,704
General Electric Co.	53,802	4,010,939
Honeywell International, Inc.	2,849	551,310
		6,465,953
Machinery - 1.0%
Caterpillar, Inc.	18,346	3,862,567
Flowserve Corp.	37,500	1,226,625
		5,089,192
Professional Services - 0.9%
Nielsen Holdings PLC	174,236	4,671,267
Road & Rail - 1.1%
Norfolk Southern Corp.	21,245	5,478,661
Trading Companies & Distributors - 0.5%
Univar Solutions, Inc. (a)	83,262	2,424,589
TOTAL INDUSTRIALS		56,734,015
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.3%
Cisco Systems, Inc.	137,838	6,751,305
Electronic Equipment & Components - 0.6%
Vontier Corp.	112,391	2,879,457
IT Services - 5.2%
Amdocs Ltd.	89,460	7,129,067
Concentrix Corp.	4,900	771,652
Fidelity National Information Services, Inc.	61,300	6,077,895
FleetCor Technologies, Inc. (a)	12,200	3,044,144
Genpact Ltd.	46,700	1,880,609
Global Payments, Inc.	26,300	3,602,574
GoDaddy, Inc. (a)	47,797	3,862,476
		26,368,417
Semiconductors & Semiconductor Equipment - 0.9%
Microchip Technology, Inc.	73,600	4,798,720
Software - 1.3%
Adobe, Inc. (a)	4,500	1,781,775
Check Point Software Technologies Ltd. (a)	16,176	2,042,867
NCR Corp. (a)	25,241	884,192
SS&C Technologies Holdings, Inc.	27,466	1,775,952
		6,484,786
TOTAL INFORMATION TECHNOLOGY		47,282,685
MATERIALS - 3.5%
Chemicals - 2.3%
Eastman Chemical Co.	21,400	2,197,138
Huntsman Corp.	88,751	3,005,996
Olin Corp.	69,908	4,012,719
The Chemours Co. LLC	69,857	2,310,171
		11,526,024
Containers & Packaging - 0.3%
O-I Glass, Inc. (a)	122,700	1,653,996
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	75,884	3,077,096
Glencore Xstrata PLC	244,000	1,503,447
		4,580,543
TOTAL MATERIALS		17,760,563
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Equity Lifestyle Properties, Inc.	42,900	3,315,312
Essex Property Trust, Inc.	7,500	2,469,525
Host Hotels & Resorts, Inc.	45,800	932,030
Invitation Homes, Inc.	99,600	3,966,072
Mid-America Apartment Communities, Inc.	11,400	2,242,152
Prologis (REIT), Inc.	31,500	5,049,135
Welltower, Inc.	47,600	4,322,556
		22,296,782
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	172,200	3,082,380
TOTAL REAL ESTATE		25,379,162
UTILITIES - 5.7%
Electric Utilities - 3.6%
Constellation Energy Corp.	60,528	3,583,863
Edison International	57,898	3,982,803
Entergy Corp.	29,700	3,529,845
FirstEnergy Corp.	82,513	3,573,638
PG&E Corp. (a)	307,171	3,885,713
		18,555,862
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	157,935	3,225,033
Vistra Corp.	107,173	2,681,468
		5,906,501
Multi-Utilities - 0.9%
Sempra Energy	28,370	4,577,783
TOTAL UTILITIES		29,040,146
TOTAL COMMON STOCKS (Cost $423,244,279)		497,344,621

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (c)	10,826,764	10,828,929
Fidelity Securities Lending Cash Central Fund 0.32% (c)(d)	4,604,590	4,605,050
TOTAL MONEY MARKET FUNDS (Cost $15,433,902)		15,433,979

Equity Funds - 0.5%
	Shares	Value ($)
Domestic Equity Funds - 0.5%
iShares Russell 1000 Value Index ETF (Cost $2,649,994)	15,900	2,487,237

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $441,328,175)	515,265,837
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(5,137,031)
NET ASSETS - 100.0%	510,128,806

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	9,866,101	30,922,326	29,959,498	4,462	-	-	10,828,929	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	3,290,175	26,410,892	25,096,017	1,358	-	-	4,605,050	0.0%
Total	13,156,276	57,333,218	55,055,515	5,820	-	-	15,433,979

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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